Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Notes
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	This prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $4,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Notes
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	This prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $4,000,000,000.